Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 81,240,000
Total Fee Amount	11,219.24
Total Offset Amount	0
Net Fee	$ 11,219.24
Offset Table N/A	N/A